Post-employment Benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ (271)	R$ (238)
Interest expense (income)	(46,312)	(39,892)
Actuarial (gain) loss arising from financial assumptions	(7,865)	94,070
Earnings on assets greater than discount rate	(16,634)	(9,151)
Contributions paid	(327)	(212)
Superplus (deficit) for the year	486,869	344,755
Net defined benefit liability	486,869	344,755
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	732,897	654,329
Current service cost	271	238
Interest expense (income)	86,138	84,017
Actuarial (gain) loss arising from financial assumptions	72,223	(2,340)
Actuarial (gain) loss arising from experience adjustment	(30,303)	52,301
Benefit payments	(56,128)	(55,648)
Ending balance	902,786	732,897
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(388,142)	(361,026)
Interest expense (income)	(40,577)	(45,453)
Earnings on assets greater than discount rate	(16,634)	(9,151)
Contributions paid	(3,896)	(4,572)
Benefit payments	33,332	32,060
Ending balance	R$ (415,917)	R$ (388,142)